Shareholder Report, Average Annual Return (Details)	4 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
C000247359
Average Annual Return [Line Items]
Average Annual Return, Percent	0.47%
C000247358
Average Annual Return [Line Items]
Average Annual Return, Percent	0.59%
C000247361
Average Annual Return [Line Items]
Average Annual Return, Percent	9.00%
C000247362
Average Annual Return [Line Items]
Average Annual Return, Percent		3.90%
C000247365
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.54%)
C000247364
Average Annual Return [Line Items]
Average Annual Return, Percent	(3.68%)
C000247368
Average Annual Return [Line Items]
Average Annual Return, Percent	7.70%
C000247369
Average Annual Return [Line Items]
Average Annual Return, Percent	7.60%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.67%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.67%)
S&P 500 Index TR
Average Annual Return [Line Items]
Average Annual Return, Percent	7.01%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent		7.42%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.67%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.67%)
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.42%
Russell 1000® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	7.42%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.79%
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.79%
Venerable Moderate Performance Benchmark
Average Annual Return [Line Items]
Average Annual Return, Percent		3.33%